Income Tax - Summary of Reconciliation of Tax Expense and Accounting Profit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Accounting (loss)/profit before tax	¥ (11,592)	¥ 65,863	¥ 50,611
At China’s statutory income tax rate	(2,898)	16,466	12,653
Effect of lower tax rate	8,691	(6,460)	(1,625)
Loss attributable to a joint venture	2
Non-deductible expenses for tax purposes	1,718	31	148
Super deductions	(2,086)	(1,028)	(1,062)
Adjustments in respect of current tax of previous periods	(1,912)
Utilisation of previously unrecognised tax losses			(133)
Unrecognised tax losses	107	92	166
Income tax expense reported in profit or loss	¥ 3,622	¥ 9,101	¥ 10,147